SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Guaranteed Living Withdrawal Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Variable annuity | Guaranteed living withdrawal benefits (GLWB)
Guaranteed Minimum Withdrawal Benefits
Guaranteed living withdrawal benefits liability held, net	$ 475	$ 822